Investment In Affiliate - Balance Sheet Data (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet Data [Line Items]
Total current assets	$ 44,220,084	$ 31,333,204
Total assets	419,545,980	419,974,902
Total current liabilities	23,655,911	21,971,886
Total long-term liabilities	163,239,292	182,482,503
Box Ships Inc.
Balance Sheet Data [Line Items]
Total current assets	31,691,262	19,578,166
Total non-current assets	397,915,376	425,485,703
Total assets	429,606,638	445,063,869
Total current liabilities	184,434,021	42,659,883
Total long-term liabilities	$ 453,248	$ 181,624,703